Biological assets (Details 1) $ / shares in Units, $ in Thousands	12 Months Ended
Jun. 30, 2023 USD ($) $ / shares
Sown Land-crops [Member] | Discounted Cash Flows [Member] | Level 3 of fair value [Member]
Statement [Line Items]
Parameters	Yields - Operating costs - Selling expenses - Future of sale prices
Sown Land-crops [Member] | Discounted Cash Flows [Member] | Level 3 [Member] | Brazil
Statement [Line Items]
Yields	$ 101.60
Future of sale prices	$ 43.84
Operating cost | $	$ 11,450
Sown Land-crops [Member] | Discounted Cash Flows [Member] | Level 3 [Member] | Operations Center in Argentina [Member] | Bottom Of Range [Member]
Statement [Line Items]
Yields	$ 0.77
Future of sale prices	$ 51,921
Operating cost | $	$ 5,153,000
Sown Land-crops [Member] | Discounted Cash Flows [Member] | Level 3 [Member] | Operations Center in Argentina [Member] | Top Of Range [Member]
Statement [Line Items]
Yields	$ 10.50
Future of sale prices	$ 124,611
Operating cost | $	$ 92,749,000
Sugarcane Fields [Member] | Discounted Cash Flows [Member] | Level 33 of fair value [Member]
Statement [Line Items]
Parameters	Yields - Operating costs - Selling expenses - Future of sale prices - Discount rate
Sugarcane Fields [Member] | Discounted Cash Flows [Member] | Level 3 [Member] | Brazil
Statement [Line Items]
Yields	$ 83.43
Future of sale prices	$ 147.33
Operating cost | $	$ 85,580
Cattle [Member] | Comparable Market Prices [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Parameters	Price per livestock head/kg and per category